Land Use Rights	12 Months Ended
Dec. 31, 2021
Land Use Rights [Abstract]
LAND USE RIGHTS

Note 8 – LAND USE RIGHTS

	December 31, 2021	December 31, 2020
Land use rights	$773,383	$1,097,384
Accumulated amortization	(120,258)	(88,379)
Land use rights, net	$653,125	$1,009,005

During the years ended December 31, 2021, 2020 and 2019, amortization expense amounted to $34,507, $28,253 and $28,217, respectively.

As of December 31, 2021 and 2020, land use right with net book value of $104,298 and $829,887, respectively, was pledged as collateral under certain loan arrangements (also see Note 9).

Estimated future amortization expense for land use rights is as follows:

Years ended December 31,	Amortization expense
2022	$21,625
2023	21,625
2024	21,625
2025	21,625
2026	21,625
Thereafter	545,000
$653,125